Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	SCT Total for PEO	CAP to PEO	Average SCT Total for Non-PEO Named Executive Officers	Average CAP to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
Year	($) (1)	($) (2)	($) (1)	($) (3)	($) (4)	($)
2026	381,034	388,942	428,150	412,300	81.73	(3,629,891)
2025	1,106,559	1,034,559	288,568	197,834	78.53	(5,780,246)
2024	251,032	251,032	284,615	260,322	92.79	(2,951,377)

Named Executive Officers, Footnote [Text Block]

(1)	Amounts reported in these columns represent total compensation as reported in the Summary Compensation Table for Dr. Forkey, our PEO, and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2026	Dr. Joseph Forkey	Wayne Coll, Joseph Traut
2025	Dr. Joseph Forkey	Wayne Coll, Mahesh Lawande
2024	Dr. Joseph Forkey	Wayne Coll, Mahesh Lawande

SCT Total for PEO	$ 381,034	$ 1,106,559	$ 251,032
CAP to PEO	$ 388,942	1,034,559	251,032
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Dr. Forkey for each year.

Adjustments to Determine CAP for PEO	2026	2025	2024
Total SCT for PEO	381,034	1,106,559	251,032
Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT	–	(742,000)	–
Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end	5,272	670,000	–
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting of Awards Granted Prior to year that Vested During year	2,636	–	–
Total Adjustments	7,908	(72,000)	–
CAP for PEO	388,942	1,034,559	251,032

Average Summary Compensation Table Total for non-PEO Named Executive Officers	$ 428,150	288,568	284,615
Average Compensation Actually Paid to non-PEO Named Executive Officers	$ 412,300	197,834	260,322
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) and the average of the compensation actually paid to Non-PEO NEOs and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

Adjustments to Determine CAP for Non-PEO NEOs	2026	2025	2024
Average total SCT for non-PEO NEOs	428,150	288,568	284,615
Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT	(122,664)	(166,950)	–
Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end	108,900	150,750	–
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	824	(45,217)	(17,489)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting of Awards Granted Prior to year that Vested During year	(2,910)	(29,317)	(4,211)
Change in Fair Value of Awards Granted Prior to year that were modified during year	–	–	(2,593)
Total Adjustments	(15,850)	(90,734)	(24,293)
Average CAP for non-PEO NEOs	412,300	197,834	260,322

(4)	Assumes $100 invested on June 30, 2023, at the closing price on the last day of trading of our common stock and immediately prior to commencement of fiscal 2024.

CAP and Cumulative TSR

CAP and Cumulative TSR

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

CAP and Company Net Income

CAP and Company Net Income

The following chart sets forth the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs, and our net income during the three most recently completed fiscal years.

Value of Initial Fixed $100 Investment Based On Total Shareholder Return	$ 81.73	78.53	92.79
Net Loss	$ (3,629,891)	$ (5,780,246)	$ (2,951,377)
PEO Name	Dr. Joseph Forkey	Dr. Joseph Forkey	Dr. Joseph Forkey
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,908	$ (72,000)	$ 0
PEO [Member] | Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(742,000)	0
PEO [Member] | Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,272	670,000	0
PEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting of Awards Granted Prior to year that Vested During year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,636	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,850)	(90,734)	(24,293)
Non-PEO NEO [Member] | Deduction for Amounts Reportable under the "Option Awards" Columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,664)	(166,950)	0
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,900	150,750	0
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting of Awards Granted Prior to year that Vested During year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,910)	(29,317)	(4,211)
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	824	(45,217)	(17,489)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted Prior to year that were modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (2,593)